Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies
Summary of subsidiaries included in the consolidated financial statements	Subsidiaries included in the consolidated financial statements:

			Ownership (%)
Name of investor	Name of subsidiary	Main business activities	December 31, 2022	December 31, 2023
The Company	Perfect Mobile Corp. (Taiwan)	Design, development, marketing and sales of AR/AI SaaS solution and mobile applications.	100%	100%
The Company	Perfect Corp. (USA)	Marketing and sales of AR/AI SaaS solution.	100%	100%
The Company	Perfect Corp. (Japan)	Marketing and sales of AR/AI SaaS solution.	100%	100%
The Company	Perfect Corp. (Shanghai)	Marketing and sales of AR/AI SaaS solution.	100%	100%
The Company	Perfect Mobile Corp.(B.V.I.)	Investment activities.	100%	100%
The Company	Fashion Corp.	For business combination purpose via SPAC transaction, please refer to Note 1 for details.	100%	—% (Note ii)
Perfect Mobile Corp. (Taiwan)	Perfect Corp. (France)	Marketing and service center for sales of AR/AI SaaS solution.	100% (Note i)	100%

Summary of estimated useful lives of property, plant and equipment

Leasehold improvements	2~3	years (or the lesser of the contract period of the lease)
Machinery	3	years
Office equipment	5	years